Consolidated Balance Sheet Components - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Software license obligation, noncurrent	$ 0	$ 1,233
Participation units liability, non-current (Note 11)	2,027	870
Operating lease liability, noncurrent (Note 17)	10,647	847
Finance lease liability, noncurrent	0	369
Total	$ 12,674	$ 3,319